Loss per share	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Net loss per share attributable to ordinary shareholders
Loss per share

16 Loss per share

Basic loss per share is the amount of losses available to each ordinary share outstanding during the reporting period. Diluted loss per share is the amount of losses available to each ordinary share outstanding during the six months period ended October 31, 2024 and 2025.

	For Six Months Periods Ended October 31,
	2024	2025	2025
	S$	S$	US$
	Unaudited	Unaudited	Unaudited
Numerator:
Net loss available to Class A and B Shareholders	(2,019,092)	(1,505,248)	(1,156,784)
Denominator:
Weighted average Class A and Class B shares outstanding – basic and diluted	25,598,876	25,727,001	25,727,001
Loss per common share:
Basic and diluted	(0.08)	(0.06)	(0.04)

16	Loss per share

Basic loss per share is the amount of losses available to each ordinary share outstanding during the reporting period. Diluted loss per share is the amount of losses available to each ordinary share outstanding during the financial year April 30,2025.

	Years Ended April 30,
	2024	2025	2025
	S$	S$	US$
Numerator:
Net loss available to ordinary shareholders	(2,359,844)	(5,137,064)	(3,934,994)
Denominator:
Weighted average ordinary Class A and Class B shares outstanding – basic and diluted	23,540,241	25,662,939	25,662,939
Loss per ordinary share:
Basic and diluted	(0.10)	(0.20)	(0.15)